UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

December 31, 2004

1.811314.100

MAG-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.0%
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	6,947,400	$ 222,734
Starwood Hotels & Resorts Worldwide, Inc. unit	3,973,827	232,071
		454,805
Household Durables - 0.3%
Centex Corp.	1,000,000	59,580
Leggett & Platt, Inc.	4,100,000	116,563
		176,143
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	526,900	23,336
eBay, Inc. (a)	1,200,000	139,536
IAC/InterActiveCorp (a)	5,000,000	138,100
		300,972
Media - 8.1%
Clear Channel Communications, Inc.	17,857,854	598,060
Comcast Corp.:
Class A (a)	5,456,359	181,588
Class A (special) (a)	3,086,600	101,364
EchoStar Communications Corp. Class A	2,400,000	79,776
Fox Entertainment Group, Inc. Class A (a)	4,000,000	125,040
Gannett Co., Inc.	1,492,300	121,921
Liberty Media Corp. Class A (a)	6,000,000	65,880
Liberty Media International, Inc. Class A (a)	300,000	13,869
McGraw-Hill Companies, Inc.	666,000	60,966
News Corp. Class B	10,600,000	203,520
Omnicom Group, Inc.	3,401,576	286,821
Time Warner, Inc. (a)	44,086,854	857,048
Tribune Co.	1,733,922	73,067
Univision Communications, Inc. Class A (a)	2,090,000	61,174
Viacom, Inc. Class B (non-vtg.)	41,459,937	1,508,727
Walt Disney Co.	19,501,500	542,142
XM Satellite Radio Holdings, Inc. Class A (a)	4,500,000	169,290
		5,050,253
Multiline Retail - 0.9%
Federated Department Stores, Inc.	1,447,300	83,639
JCPenney Co., Inc.	1,500,000	62,100
Kohl's Corp. (a)	2,400,000	118,008
Target Corp.	6,500,000	337,545
		601,292
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 5.7%
AutoNation, Inc. (a)	6,130,427	$ 117,766
Best Buy Co., Inc.	5,648,900	335,658
Home Depot, Inc.	34,062,500	1,455,831
Lowe's Companies, Inc.	16,615,000	956,858
Office Depot, Inc. (a)	4,400,000	76,384
Staples, Inc.	13,162,000	443,691
TJX Companies, Inc.	7,000,000	175,910
		3,562,098
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	5,095,600	215,085
NIKE, Inc. Class B	3,098,500	281,003
		496,088
TOTAL CONSUMER DISCRETIONARY		10,641,651
CONSUMER STAPLES - 7.4%
Beverages - 1.1%
PepsiCo, Inc.	7,224,700	377,129
The Coca-Cola Co.	7,666,100	319,140
		696,269
Food & Staples Retailing - 2.6%
CVS Corp.	12,148,686	547,541
Safeway, Inc. (a)	914,000	18,042
Wal-Mart Stores, Inc.	20,017,840	1,057,342
		1,622,925
Household Products - 1.9%
Colgate-Palmolive Co.	2,879,700	147,325
Kimberly-Clark Corp.	2,200,000	144,782
Procter & Gamble Co.	16,600,000	914,328
		1,206,435
Personal Products - 0.8%
Gillette Co.	10,906,200	488,380
Tobacco - 1.0%
Altria Group, Inc.	9,566,400	584,507
TOTAL CONSUMER STAPLES		4,598,516
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 9.5%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	8,321,000	$ 355,057
BJ Services Co.	700,000	32,578
Cooper Cameron Corp. (a)	1,795,500	96,616
Diamond Offshore Drilling, Inc.	1,000,000	40,050
GlobalSantaFe Corp.	700,000	23,177
Halliburton Co.	5,799,600	227,576
Nabors Industries Ltd. (a)	1,900,000	97,451
Noble Corp. (a)	300,000	14,922
Pride International, Inc. (a)	1,500,000	30,810
Schlumberger Ltd. (NY Shares)	9,288,100	621,838
Smith International, Inc. (a)	278,600	15,159
Transocean, Inc. (a)	3,812,563	161,615
Weatherford International Ltd. (a)	2,020,000	103,626
		1,820,475
Oil & Gas - 6.6%
Anadarko Petroleum Corp.	1,000,000	64,810
Apache Corp.	4,503,210	227,727
BP PLC sponsored ADR	5,068,842	296,020
Burlington Resources, Inc.	9,259,850	402,803
ChevronTexaco Corp.	17,100,000	897,921
ConocoPhillips	4,552,059	395,255
Devon Energy Corp.	1,243,200	48,385
EnCana Corp.	400,000	22,800
Exxon Mobil Corp.	30,610,336	1,569,086
Occidental Petroleum Corp.	3,021,400	176,329
		4,101,136
TOTAL ENERGY		5,921,611
FINANCIALS - 21.9%
Capital Markets - 3.7%
Bank of New York Co., Inc.	4,404,400	147,195
Charles Schwab Corp.	5,425,000	64,883
E*TRADE Financial Corp. (a)	5,000,000	74,750
Goldman Sachs Group, Inc.	4,948,500	514,842
Greenhill & Co., Inc.	26,800	769
Lehman Brothers Holdings, Inc.	1,500,000	131,220
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	9,342,900	$ 558,425
Morgan Stanley	14,550,970	807,870
		2,299,954
Commercial Banks - 5.4%
Bank of America Corp.	28,703,908	1,348,797
Synovus Financial Corp.	3,959,775	113,170
U.S. Bancorp, Delaware	5,510,674	172,594
Wachovia Corp.	13,522,994	711,309
Wells Fargo & Co.	16,655,000	1,035,108
		3,380,978
Consumer Finance - 1.8%
American Express Co.	15,183,300	855,883
MBNA Corp.	10,399,950	293,175
		1,149,058
Diversified Financial Services - 4.2%
Citigroup, Inc.	38,890,853	1,873,761
J.P. Morgan Chase & Co.	18,644,608	727,326
		2,601,087
Insurance - 5.0%
ACE Ltd.	1,000,000	42,750
AFLAC, Inc.	3,847,000	153,264
Allstate Corp.	1,600,000	82,752
American International Group, Inc.	31,358,570	2,059,317
Berkshire Hathaway, Inc. Class A (a)	557	48,960
Hartford Financial Services Group, Inc.	3,000,000	207,930
MetLife, Inc.	6,000,000	243,060
St. Paul Travelers Companies, Inc.	6,558,817	243,135
W.R. Berkley Corp.	825,000	38,915
XL Capital Ltd. Class A	44,760	3,476
		3,123,559
Real Estate - 0.3%
Equity Office Properties Trust	2,786,400	81,140
Equity Residential (SBI)	3,043,000	110,096
		191,236
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	811,094	30,019
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae	10,751,900	$ 765,643
Golden West Financial Corp., Delaware	2,200,000	135,124
		930,786
TOTAL FINANCIALS		13,676,658
HEALTH CARE - 11.6%
Biotechnology - 1.8%
Amgen, Inc. (a)	2,002,230	128,443
Biogen Idec, Inc. (a)	3,075,000	204,826
Charles River Laboratories International, Inc. (a)	1,204,700	55,428
Genentech, Inc. (a)	7,684,000	418,317
Genzyme Corp. - General Division (a)	1,300,000	75,491
Gilead Sciences, Inc. (a)	3,600,000	125,964
MedImmune, Inc. (a)	1,000,000	27,110
Millennium Pharmaceuticals, Inc. (a)	1,700,000	20,604
OSI Pharmaceuticals, Inc. (a)	1,000,000	74,850
		1,131,033
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	3,200,000	110,528
Boston Scientific Corp. (a)	4,088,500	145,346
Guidant Corp.	500,000	36,050
Medtronic, Inc.	9,200,000	456,964
St. Jude Medical, Inc. (a)	1,800,000	75,474
Thermo Electron Corp. (a)	1,471,500	44,425
Waters Corp. (a)	3,698,600	173,057
		1,041,844
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	9,299,336	540,756
UnitedHealth Group, Inc.	7,259,400	639,045
		1,179,801
Pharmaceuticals - 6.2%
Abbott Laboratories	9,046,500	422,019
Allergan, Inc.	250,000	20,268
Eli Lilly & Co.	600,000	34,050
Forest Laboratories, Inc. (a)	1,200,000	53,832
Johnson & Johnson	17,820,200	1,130,157
Merck & Co., Inc.	4,466,400	143,550
Pfizer, Inc.	49,686,495	1,336,070
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	7,732,700	$ 161,459
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,000,000	89,580
Wyeth	11,528,500	490,999
		3,881,984
TOTAL HEALTH CARE		7,234,662
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	6,695,400	237,084
Lockheed Martin Corp.	4,100,000	227,755
Northrop Grumman Corp.	600,000	32,616
The Boeing Co.	750,000	38,828
United Technologies Corp.	3,100,000	320,385
		856,668
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	1,400,000	119,644
Building Products - 0.3%
Masco Corp.	5,665,200	206,950
Commercial Services & Supplies - 0.8%
Cendant Corp.	11,000,000	257,180
ChoicePoint, Inc. (a)	839,066	38,589
Ionics, Inc. (a)	360,000	15,602
Manpower, Inc.	851,800	41,142
Republic Services, Inc.	1,600,000	53,664
Robert Half International, Inc.	2,124,900	62,536
		468,713
Electrical Equipment - 0.3%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Emerson Electric Co.	2,732,400	191,541
		191,541
Industrial Conglomerates - 6.6%
3M Co.	5,226,240	428,918
General Electric Co.	67,738,400	2,472,454
Tyco International Ltd.	33,869,755	1,210,505
		4,111,877
Machinery - 0.8%
Caterpillar, Inc.	1,000,000	97,510
Dover Corp.	1,000,000	41,940
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	1,322,300	$ 122,551
Ingersoll-Rand Co. Ltd. Class A	2,868,850	230,369
Trivest 1992 Special Fund Ltd. (d)	26,600,000	266
		492,636
Road & Rail - 0.0%
CSX Corp.	500,000	20,040
TOTAL INDUSTRIALS		6,468,069
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.4%
Adtran, Inc.	500,000	9,570
Alvarion Ltd. (a)	500,000	6,640
Cisco Systems, Inc. (a)	45,600,000	880,080
Comverse Technology, Inc. (a)	500,000	12,225
Juniper Networks, Inc. (a)	4,600,000	125,074
Lucent Technologies, Inc. warrants 12/10/07 (a)	1,201,054	1,898
Motorola, Inc.	19,200,000	330,240
QUALCOMM, Inc.	11,282,000	478,357
Research In Motion Ltd. (a)	927,000	76,308
Scientific-Atlanta, Inc.	200,000	6,602
Telefonaktiebolaget LM Ericsson ADR (a)	6,500,000	204,685
		2,131,679
Computers & Peripherals - 3.7%
Apple Computer, Inc. (a)	3,000,000	193,200
Brocade Communications Systems, Inc. (a)	3,100,000	23,684
Dell, Inc. (a)	21,500,000	906,010
EMC Corp. (a)	18,516,900	275,346
Hewlett-Packard Co.	10,200,000	213,894
International Business Machines Corp.	6,606,800	651,298
Lexmark International, Inc. Class A (a)	600,000	51,000
		2,314,432
Electronic Equipment & Instruments - 0.1%
Flextronics International Ltd. (a)	3,125,000	43,188
Jabil Circuit, Inc. (a)	1,000,000	25,580
		68,768
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.5%
Google, Inc. Class A	848,000	$ 163,749
Yahoo!, Inc. (a)	21,121,800	795,869
		959,618
IT Services - 0.5%
First Data Corp.	7,150,000	304,161
Semiconductors & Semiconductor Equipment - 3.3%
Altera Corp. (a)	500,000	10,350
Analog Devices, Inc.	6,119,732	225,941
Applied Materials, Inc. (a)	7,000,000	119,700
Freescale Semiconductor, Inc.:
Class A	3,000,000	53,460
Class B	2,119,968	38,923
Intel Corp.	41,845,200	978,759
Intersil Corp. Class A	1,069,700	17,907
KLA-Tencor Corp. (a)	3,600,000	167,688
Lam Research Corp. (a)	499,200	14,432
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,422,600	29,058
Texas Instruments, Inc.	14,397,700	354,471
Xilinx, Inc.	1,500,000	44,475
		2,055,164
Software - 4.7%
Adobe Systems, Inc.	858,047	53,834
Amdocs Ltd. (a)	500,000	13,125
BEA Systems, Inc. (a)	3,150,000	27,909
Computer Associates International, Inc.	85,656	2,660
FileNET Corp. (a)	550,000	14,168
JAMDAT Mobile, Inc.	55,600	1,148
Macrovision Corp. (a)	400,000	10,288
Microsoft Corp.	73,304,200	1,957,955
Oracle Corp. (a)	25,395,000	348,419
Quest Software, Inc. (a)	1,631,000	26,014
Salesforce.com, Inc.	500,000	8,470
SAP AG sponsored ADR	3,900,000	172,419
Siebel Systems, Inc. (a)	4,000,000	42,000
Symantec Corp. (a)	1,000,000	25,760
VERITAS Software Corp. (a)	7,540,000	215,267
		2,919,436
TOTAL INFORMATION TECHNOLOGY		10,753,258
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.5%
Chemicals - 0.6%
Dow Chemical Co.	4,400,000	$ 217,844
E.I. du Pont de Nemours & Co.	1,900,000	93,195
Lyondell Chemical Co.	901,100	26,060
Praxair, Inc.	1,000,000	44,150
		381,249
Containers & Packaging - 0.1%
Packaging Corp. of America	400,000	9,420
Smurfit-Stone Container Corp. (a)	1,100,000	20,548
		29,968
Metals & Mining - 0.3%
Alcoa, Inc.	5,700,000	179,094
Paper & Forest Products - 0.5%
International Paper Co.	5,850,000	245,700
Neenah Paper, Inc. (a)	81,818	2,667
Weyerhaeuser Co.	1,300,000	87,386
		335,753
TOTAL MATERIALS		926,064
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.3%
BellSouth Corp.	11,303,100	314,113
SBC Communications, Inc.	15,977,214	411,733
Verizon Communications, Inc.	17,833,004	722,415
		1,448,261
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	9,700,000	291,000
Vodafone Group PLC sponsored ADR	7,264,500	198,902
		489,902
TOTAL TELECOMMUNICATION SERVICES		1,938,163
TOTAL COMMON STOCKS (Cost $38,194,695)		62,158,652
Money Market Funds - 1.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.24% (b)(c) (Cost $970,983)	970,982,798	$ 970,983
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $39,165,678)		63,129,635
NET OTHER ASSETS - (1.1)%		(710,558)
NET ASSETS - 100%		$ 62,419,077
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $266,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $39,349,368,000. Net unrealized appreciation aggregated $23,780,267,000, of which $25,131,989,000 related to appreciated investment securities and $1,351,722,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 18, 2005